FAIR VALUE INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SUMMARY OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY

As of June 30, 2023 and December 31, 2022, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of June 30, 2023
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash	$2,624,432	$—	$—	$2,624,432

FINANCIAL LIABILITIES
Contingent liabilities	—	—	36,488,594	36,488,594

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and Restricted Cash	$16,829,385	$—	$—	$16,829,385

FINANCIAL LIABILITIES
Contingent liabilities	—	—	36,488,594	36,488,594

The fair value of contingent consideration was reviewed during the period ended June 30, 2023. The various methodologies were reassessed using a consistent approach which are based on significant inputs that are not observable in the market and include key assumptions such as assessing the probability of meeting certain milestones required to earn the contingent consideration. As a result of these assessments, there were no significant changes in the aggregate that required an update from December 31, 2022.

As of December 31, 2022 and 2021, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and Restricted Cash	$16,829,385	$—	$—	$16,829,385

FINANCIAL LIABILITIES
Contingent liabilities	—	—	36,488,594	36,488,594

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash	$1,784,938	$—	$—	$1,784,938